Average Annual Total Returns{- Fidelity Freedom® 2060 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-11 - Fidelity Freedom® 2060 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	16.71%	12.94%	[1]	28.71%	17.97%	[1]	16.18%	13.02%	[1]

[1]	(a)From June 7, 2017